Earnings Per Share - Components of Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 5,836	$ 5,647	$ 4,872
Preferred dividends	(250)	(238)	(129)
Impact of preferred stock redemption	(8)
Earnings allocated to participating stock awards	(26)	(26)	(22)
Net income applicable to U.S. Bancorp common shareholders	$ 5,552	$ 5,383	$ 4,721
Average common shares outstanding	1,839	1,887	1,914
Net effect of the exercise and assumed purchase of stock awards	10	9	9
Average diluted common shares outstanding	1,849	1,896	1,923
Earnings per common share	$ 3.02	$ 2.85	$ 2.47
Diluted earnings per common share	$ 3.00	$ 2.84	$ 2.46